Intangible assets - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	€ 10,960	€ 560
Intangible assets and goodwill at end of period	9,219	10,960
Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,724	237
Intangible assets and goodwill at end of period	5,248	5,724
Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	5,236	323
Intangible assets and goodwill at end of period	3,971	5,236
Acquisition cost
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	16,014	4,282
Translation differences	(1,018)	553
Additions	40	62
Acquisitions through business combinations	331	11,139
Disposals and retirements	(73)	(22)
Intangible assets and goodwill at end of period	15,294	16,014
Acquisition cost | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	6,632	1,145
Translation differences	(497)	129
Acquisitions through business combinations	162	5,358
Intangible assets and goodwill at end of period	6,297	6,632
Acquisition cost | Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	9,382	3,137
Translation differences	(521)	424
Additions	40	62
Acquisitions through business combinations	169	5,781
Disposals and retirements	(73)	(22)
Impairment charges		9
Intangible assets and goodwill at end of period	8,997	9,382
Accumulated depreciation, amortization and impairment
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(5,054)	(3,722)
Translation differences	131	(325)
Disposals and retirements	72	9
Amortisation	(1,050)	(1,016)
Impairment charges	(174)
Intangible assets and goodwill at end of period	(6,075)	(5,054)
Accumulated depreciation, amortization and impairment | Goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(908)	(908)
Impairment charges	(141)
Intangible assets and goodwill at end of period	(1,049)	(908)
Accumulated depreciation, amortization and impairment | Intangible assets other than goodwill
Changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period	(4,146)	(2,814)
Translation differences	131	(325)
Disposals and retirements	72	9
Amortisation	(1,050)	(1,016)
Impairment charges	(33)	(9)
Intangible assets and goodwill at end of period	€ (5,026)	€ (4,146)